Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000016818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(5.64%)		(0.70%)	1.24%
C000016820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(4.64%)		(0.88%)	0.76%
C000016821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000223771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016818
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.98%)		(0.15%)	1.53%
Without Sales Load [Member] | C000016820
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.70%)		(0.88%)	0.76%
Without Sales Load [Member] | C000016821
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.64%)		0.12%	1.78%
Without Sales Load [Member] | C000223771
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.74%)	(0.25%)
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%		0.40%	2.18%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%		0.40%	2.18%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%		0.40%	2.18%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%	0.16%
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.70%)		0.43%	1.98%
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.70%)		0.43%	1.98%
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.70%)		0.43%	1.98%
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.70%)	0.15%